PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED MAY 4, 2011

TO THE PROSPECTUS DATED MAY 3, 2011

The following information supplements the information found in the prospectus for the Global X Funds.

Effective May 5, 2011, the following fund will be available for purchase:

Global X Mexico Small-Cap ETF (MEXS)

The following funds are not available for purchase:

Global X UK Small-Cap ETF

Global X Germany Small-Cap ETF

Global X Hong Kong Small-Cap ETF

Global X Singapore Small-Cap ETF

Global X South Korea Small-Cap ETF

Global X Taiwan Small-Cap ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE